Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2015
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress
CUSTOMER ADVANCES IN EXCESS OF COSTS INCURRED ON CONTRACTS IN PROGRESS

	December 31,
	2015	2014
Advances received	$753,708	$686,408
Less -
Advances presented under long-term liabilities	167,601	120,299
Advances deducted from inventories	70,282	72,555
	515,825	493,554
Less -
Costs incurred on contracts in progress (See Note 5)	78,623	80,331
	$437,202	$413,223

As for guarantees and liens, see Notes 20(E), 20(H) and 20(I).